FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2019
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Text Block]

NOTE 29: FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2019	2018
	£m	£m
Liabilities designated at fair value through profit or loss:
Debt securities in issue	7,531	7,085
Other	–	11
	7,531	7,096
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	11,048	21,595
Other deposits	98	242
Short positions in securities	2,809	1,614
	13,955	23,451
Financial liabilities at fair value through profit or loss	21,486	30,547

Liabilities designated at fair value through profit or loss primarily represent debt securities in issue which either contain substantive embedded derivatives which would otherwise need to be recognised and measured at fair value separately from the related debt securities, or which are accounted for at fair value to significantly reduce an accounting mismatch.

The amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31 December 2019 was £14,365 million, which was £6,834 million higher than the balance sheet carrying value (2018: £15,435 million, which was £8,350 million higher than the balance sheet carrying value). At 31 December 2019 there was a cumulative £33 million increase in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of Lloyds Bank plc, the issuing entity within the Group. Of the cumulative amount an increase of £419 million arose in 2019 and a decrease of £533 million arose in 2018.

For the fair value of collateral pledged in respect of repurchase agreements see note 53.